RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives Designated as a Net Investment Hedge (Details) - Designated as a net investment hedge CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Derivative [Line Items]
Fair value				CAD (432)		CAD (680)
US$ denominated
Derivative [Line Items]
Notional or Principal Amount | $			$ 2,500		$ 4,950
Cross-currency interest rate swaps
Derivative [Line Items]
Fair value				(425)		(730)
Cross-currency interest rate swaps | US$ denominated
Derivative [Line Items]
Notional or Principal Amount | $			2,350		3,150
Net realized gains related to the interest component	CAD 6	CAD 8
Forward foreign exchange contracts
Derivative [Line Items]
Fair value				CAD (7)		CAD 50
Forward foreign exchange contracts | US$ denominated
Derivative [Line Items]
Notional or Principal Amount | $			$ 150		$ 1,800